Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 23 - RELATED PARTIES TRANSACTIONS AND BALANCES:

“Related Parties” - As defined in IAS 24, “Related Party Disclosures” (“IAS 24”). Key management personnel - included together with other entities in the said definition of “related parties” in IAS 24, include the members of the Board of Directors and senior executives

a.	Transactions with related parties

1)	Compensation to related parties

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Compensation to directors employed by the Company	1,041	1,122	656
Compensation to other key management personnel	444	1,245	1,410
Compensation to directors who are not employed by the Company	88	80	80

2)	Compensation to key management personnel, including employed directors The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll, management fees, and other short-term benefits	1,181	2,069	1,894
Share-based payments	303	297	226
	1,484	2,366	2,120

b.	Balances with related parties

	December 31
	2021	2020
	U.S. dollar in thousands

Employees payable	414	341
Accounts payable	61	71
	475	412